General Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2023
General information [Abstract]
Description of nature of entity's operations and principal activities	advertising, real estate marketing, business management and consultancy services
Country of incorporation	Cayman Islands
Address of entity's registered office	190 Elgin Avenue, George Town, Grand Cayman